SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Accounting Policies [Abstract]
Basis of presentation and consolidation [Policy Text Block]
a)	Basis of presentation and consolidation

These consolidated financial statements have been prepared on a historical cost basis, except for marketable securities and derivative financial liabilities, which are stated at their fair values.

The Company consolidates an entity when it has power over that entity, is exposed, or has rights, to variable returns from its involvement with that entity and can affect those returns through its control over that entity.  All material intercompany transactions, balances and expenses are eliminated on consolidation.

These consolidated financial statements incorporate the financial statements of Quaterra and its wholly-owned subsidiaries: Quaterra Alaska Inc., Singatse Peak Services, LLC (“SPS”), and Six Mile Mining Company.

Accounting estimates and judgments [Policy Text Block]
b)	Accounting estimates and judgments

The preparation of the financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of policies reported amounts and disclosures. Actual results could differ from those estimates.

Judgment is required in assessing whether certain factors would be considered an indicator of impairment. Both internal and external information is considered to determine whether there is an indicator of impairment present and, accordingly, whether impairment testing is required.

There is no significant estimation uncertainty in relation to estimates included in the Company's financial statements.

Translation of foreign currencies [Policy Text Block]
c)	Translation of foreign currencies

The Company’s presentation currency is the U.S. dollar (“$” or “USD”). The functional currency of the Company and its significant subsidiaries is the USD.

In preparing the financial statements, transactions in currencies other than an entity's functional currency ("foreign currencies") are recorded at the rates of exchange prevailing at the dates of the transactions.  At each balance sheet date, monetary assets and liabilities are translated using the period-end foreign exchange rate.  Non-monetary assets and liabilities are translated using the historical rate on the date of the transaction.  All gains and losses on translation of these foreign currency transactions are included in the statement of loss.

Mineral properties [Policy Text Block]
d)	Mineral properties

Direct costs related to the acquisition and exploration of mineral properties held or controlled by the Company are capitalized on an individual property basis until the property transitions to the development stage, is sold, abandoned, or determined to be impaired. Administration costs and general exploration costs are expensed as incurred.

The Company classifies its mineral properties as exploration and evaluation assets until the technical feasibility and commercial viability of extracting a mineral resource are demonstrable. At this point, the mineral properties' carrying value is tested for impairment and subsequently transferred to property and equipment. The establishment of technical feasibility and commercial viability of a mineral property is assessed based on a combination of factors, such as the extent of established mineral reserves, the results of feasibility and technical evaluations, and the status of mineral leases or permits.

Proceeds from the sale of properties, property water rights or cash proceeds received from farm-out option agreements are recorded as a reduction of the related mineral property, with any excess proceeds accounted for in net income (loss).

Impairment [Policy Text Block]
e)	Impairment

The Company's assets are reviewed for the indication of impairment at each reporting date in accordance with IFRS 6 - Exploration for and evaluation of mineral resources. If any such indication exists, an estimate of the recoverable amount of the asset is undertaken, being the higher of an asset's fair value, less costs of disposal and its value in use. If the asset's carrying amount exceeds its recoverable amount, an impairment loss is recognized in the statement of loss.

Impairment indicators are considered to exist if  (i) the right to explore the area has expired or will expire in the near future with no expectation of renewal; (ii) Substantive expenditure on further exploration for and evaluation of mineral resources in the area is neither planned nor budgeted; (iii) No commercially viable deposits have been discovered, and the decision had been made to discontinue exploration in the area; and (iv) Sufficient work has been performed to indicate that the carrying amount of the expenditure carried as an asset will not be fully recovered.

An impairment loss is reversed if there is an indication that there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that this does not exceed the original carrying amount that if no impairment loss had been recognized.

Share-based compensation [Policy Text Block]
f)	Share-based compensation

The fair value of stock options granted to directors, officers, employees and consultants is calculated using the Black Scholes option pricing model and is expensed over the vesting periods. If and when the stock options are exercised, the value attributable to the stock options is transferred to share capital.

Cash and cash equivalents [Policy Text Block]
g)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, bank deposits and highly liquid investments with an original maturity of 90 days or less.

Financial instruments [Policy Text Block]
h)	Financial instruments

Financial instruments are recognized in the statement of financial position when the Company becomes a party to a contractual obligation. At initial recognition, the Company classifies and measures its financial instruments as one of the following:

•	at amortized cost, if they are held to collect contractual cash flows which solely represent payments of principal and interest;
•	at fair value, through other comprehensive income (“FVOCI”) if they are held to both collect contractual cash flows and to sell where those cash flows represent payments of principal and interest solely;
•	otherwise, they are classified at fair value through profit or loss (“FVPL”).

Financial assets are classified and measured at fair value with subsequent changes in fair value recognized in either profit and loss as they arise unless restrictive criteria are met for classifying and measuring the asset at either amortized cost or FVOCI. Financial liabilities are measured at amortized costs unless they are elected to be or required to be measured at fair value through profit and loss.

Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred, and the Company has transferred all risks and rewards of ownership. Financial liabilities are derecognized when the obligations specified in the contract are discharged, cancelled, or expire.

At each reporting date, the Company uses the expected credit losses model to assess the impairment of its financial assets measured at amortized cost. The model represents possible outcomes and focuses on the risk of default rather than an actual occurrence. If there has been a significant increase in credit risk, an allowance would be recognized in the statement of loss.

The Company's accounts payable approximate fair value due to their short-term nature. The marketable securities are a Level 1 fair value measurement; the derivative warrants are a Level 2 fair value measurement.

The convertible note is classified as a liability at amortized cost, with the conversion feature classified as a derivative liability. The debt liability was initially recorded at fair value and is subsequently measured at amortized cost using the effective interest rate method and will be accreted to the face value over the term of the convertible debenture.

Provisions [Policy Text Block]
i)	Provisions

Provisions are recognized when a present legal or constructive obligation exists as a result of past events where it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and the amount of the obligation can be reliably estimated.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the reporting date, taking into account the risks and uncertainties surrounding the obligation. The Company had no material provisions on December 31, 2020, and 2018.

Earnings (loss) per share [Policy Text Block]
j)	Earnings (loss) per share

Basic earnings (loss) per share is calculated using the weighted average number of common shares outstanding during the year. The Company uses the treasury stock method to compute the dilutive effect of options, warrants and similar instruments. Under this method, the dilutive effect on earnings per share is calculated, presuming the exercise of in-the-money outstanding options, warrants and similar instruments. It assumes that the proceeds of such exercise would be used to repurchase common shares at the average market price during the year. However, the calculation of diluted loss per share excludes the effects of various conversions and exercise of options and warrants that would be anti-dilutive.

Income tax [Policy Text Block]
k)	Income tax

Income tax comprises current and deferred tax. Income tax is recognized in net loss, except to the extent it is related to items recognized directly in equity or other comprehensive loss.

Deferred tax is recognized in respect of temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred tax is determined on a non‐discounted basis using tax rates and laws that have been enacted or substantively enacted by the reporting date and are expected to apply when the deferred tax asset or liability is settled. Deferred tax assets are recognized to the extent that their recovery is probable.